Discontinued Operations	12 Months Ended
Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
Mallinckrodt—The historical results of operations of Covidien’s Pharmaceuticals business have been presented as discontinued operations in the consolidated statements of income and comprehensive income. Discontinued operations include the results of Mallinckrodt’s business except for certain corporate overhead costs and other allocations, which remain in continuing operations. Discontinued operations also include costs incurred by Covidien to separate Mallinckrodt. The prior year consolidated balance sheet and statements of cash flows have not been adjusted to reflect the effect of the 2013 separation.
Plastics, Adhesives, Ludlow Coated Products and A&E Products businesses—During fiscal 2013 and 2012, the Company recorded a tax benefit of $4 million and $12 million, respectively, related to the Plastics, Adhesives, Ludlow Coated Products and A&E Products businesses that were sold in fiscal 2006 prior to the 2007 separation. This tax benefit resulted from statute expirations. In addition, during fiscal 2011, the Company recorded a $9 million tax provision in income (loss) on disposition of discontinued operations resulting from adjustments to certain income tax liabilities associated with the Plastics, Adhesives, Ludlow Coated Products and A&E Products businesses.
Financial information—Net sales and income from Mallinckrodt’s operations and adjustments to the income (loss) recorded on prior dispositions are as follows:

(Dollars in Millions)	2013	2012	2011
Net sales	$1,618	$2,001	$1,967
Income from operations, net of tax provision of $54, $65 and $34	$98	$265	$302
Income (loss) on disposition, net of tax (benefit) provision of $(4), $(12) and $6	2	3	(15)
Income from discontinued operations, net of income taxes	$100	$268	$287

Income from operations in the table above includes costs incurred in connection with the activities taken to complete the 2013 separation and to build out Mallinckrodt’s corporate infrastructure. On a pre-tax basis, these charges totaled $127 million, $36 million and $3 million, during fiscal 2013, 2012 and 2011, respectively.
Following is a summary of the assets and liabilities transferred to Mallinckrodt in connection with the 2013 separation:

(Dollars in Millions)
Cash and cash equivalents	$180
Accounts receivable trade, net	324
Inventories	423
Prepaid expenses and other current assets	59
Deferred income taxes (current)	128
Property, plant and equipment, net	978
Goodwill	532
Intangible assets, net	431
Other assets	236
Total assets	3,291
Accounts payable	97
Accrued and other current liabilities	297
Income taxes payable (current)	38
Long-term debt	919
Income taxes payable (non-current)	122
Deferred income taxes (non-current)	286
Other liabilities	377
Total liabilities	2,136
Net assets transferred to Mallinckrodt	$1,155

In addition to the net assets presented in the table above, $35 million of accumulated other comprehensive income, net of income taxes, primarily related to pension and other postretirement benefit plans and currency translation, was transferred to Mallinckrodt.
In connection with the separation, the Company entered into a transition services agreement pursuant to which Covidien and Mallinckrodt are providing to each other, on an interim transitional basis, various services. The services generally commenced on the separation date and terminate up to 24 months following the separation, although certain services may continue for longer periods. Services provided by Covidien include certain information technology, back office support and distribution and importation services for products in certain countries outside the United States. The charges for such services are generally intended to allow the service provider to recover all out-of-pocket costs and expenses and realize a predetermined profit equal to a mark-up of such out-of-pocket expenses. Billings by Covidien under the transition services agreement are recorded as a reduction of the costs to provide the respective service in the applicable expense category in the consolidated statement of income. The amount of profit recognized by the Company in fiscal 2013 was insignificant. This transitional support will enable Mallinckrodt to establish its stand-alone processes for various activities that were previously provided by Covidien and does not constitute significant continuing support of Mallinckrodt’s operations.